Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,235,370	$ 2,765,973
Less: Debt Discount		(19,212)	(2,382,599)
Total		1,216,158	383,374
The March 13, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,100,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)		$ 170
Maturity Date		Sep 2025
The First April 2nd Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 105,370
Interest Rate		18.00%
Conversion Price (in Dollars per share)		$ 50
Maturity Date		Apr 2026
Warrants Granted, Quantity (in Shares)		11,112
The November 22, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 30,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)		$ 20
Maturity Date		Apr 2026
Warrants Granted, Quantity (in Shares)		120,000
The First Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			1,580,556
Conversion Price (in Dollars per share)	[1]	$ 10
Maturity Date		Nov 2026
The Second Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			$ 1,185,417
Conversion Price (in Dollars per share)	[1]	$ 10
Maturity Date		Dec 2026
Minimum [Member] | The March 13, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)
Minimum [Member] | The First April 2nd Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		5
Minimum [Member] | The November 22, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		0.87
Minimum [Member] | The First Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)
Minimum [Member] | The Second Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)

[1]	Variable conversion price, as further described below